BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2017
Net loss per Ordinary share attributable to the Company's shareholders:
BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE
NOTE 13:	BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net earnings (loss) per share:

	Year ended December 31,
	2015	2016	2017

Net loss used for the computation of diluted net loss per share	$(8,295)	$(6,610)	$(6,586)

Weighted average Ordinary shares outstanding	17,870,588	17,925,684	18,006,776

Effect of dilutive securities:

Employees stock options	*) -	*) -	*) -
Warrants	*) -	*) -	*) -

	-	-	-

Diluted weighted average Ordinary shares outstanding	17,870,588	17,925,684	18,006,776

Basic loss per Ordinary share	$(0.46)	$(0.37)	$(0.37)

Diluted loss per Ordinary share	$(0.46)	$(0.37)	$(0.37)

*)         Anti-dilutive.